Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 137,580	€ 123,015
Financial liabilities at fair value through profit or loss	86,900	94,638
Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	79,675	69,407
Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	43,723	58,227
Financial liabilities designated as at fair value through profit or loss | Deposits from banks | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	33	2,064
Financial liabilities designated as at fair value through profit or loss | Customer deposits | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1	97
Financial liabilities designated as at fair value through profit or loss | Funds entrusted designated and measured at fair value through profit or loss | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	38,420	45,729
Trading liabilities, funds on deposit | Trading liabilities, funds on deposit | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	5,269	10,337
Loans and receivables mandatorily measured at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	68,782	67,446
Loans and receivables mandatorily measured at fair value through profit or loss | Loans and advances to banks | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	10,777	5,251
Loans and receivables mandatorily measured at fair value through profit or loss | Loans and advances to customers | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,471	499
Trading assets, loans and receivables | Trading assets, loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,033	12,121
Financial assets mandatorily at FVPL | Loans and receivables mandatorily measured at fair value through profit or loss | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 53,393	€ 51,536